Cover	12 Months Ended
Mar. 31, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42915
Entity Registrant Name	ALPS GROUP INC
Entity Central Index Key	0002025774
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit E-18-01 & E-18-02, Level 18, Icon Tower (East)
Entity Address, Address Line Two	No. 1, Jalan 1/68F, Jalan Tun Razak
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50400
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	166,400,314
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	2672
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of Alps Group Inc and its subsidiaries (the “Group”) as of March 31, 2026 and 2025, and the consolidated statement of profit or loss and other comprehensive income, statement of changes in equity and statement of cash flows for each of the years in the three-year period ended March 31, 2026, 2025 and 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended March 31, 2026, 2025 and 2024, in conformity with International Accounting Standards and IFRS Accounting Standards as issued by the International Accounting Standards Board.
Auditor Name	UHY Malaysia PLT
Auditor Location	Kuala Lumpur, Malaysia
Ordinary Shares Par Value 0. 0001 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	ALPS
Security Exchange Name	NASDAQ
Warrants To Purchase Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	ALPWF
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit E-18-01 & E-18-02, Level 18, Icon Tower (East)
Entity Address, Address Line Two	No. 1, Jalan 1/68F, Jalan Tun Razak
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50400
City Area Code	+603
Local Phone Number	2163 1113
Contact Personnel Name	Dr. Tham Seng Kong